UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli SRI Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli SRI Fund, Inc.

Class AAA - SRIGX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli SRI Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index and the MSCI ACWI SRI Index. As the United States appeared to backtrack from imposing the most severe tariffs and the economic outlook improved, cyclically sensitive Industrial and Financial Services stocks drove performance. Conversely, more stable Consumer Staples stocks were a drag on performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000
6/16	10,199	10,399	9,793
6/17	11,322	12,260	11,580
6/18	11,283	14,022	13,037
6/19	11,715	15,483	14,229
6/20	11,366	16,646	15,295
6/21	16,421	23,436	21,456
6/22	13,486	20,947	18,323
6/23	15,343	25,051	21,854
6/24	16,802	31,203	25,272
6/25	18,989	35,934	28,927

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class AAA	7.99%	13.01%	10.81%	6.62%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI ACWI SRI Index	7.72%	14.55%	13.59%	11.20%

Fund Statistics

  Total Net Assets$21,809,773
  Number of Portfolio Holdings123
  Portfolio Turnover Rate11%
  Management Fees$(41,197)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - SRIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIGX-25-SATSR

The Gabelli SRI Fund, Inc.

Class C - SRICX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli SRI Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index and the MSCI ACWI SRI Index. As the United States appeared to backtrack from imposing the most severe tariffs and the economic outlook improved, cyclically sensitive Industrial and Financial Services stocks drove performance. Conversely, more stable Consumer Staples stocks were a drag on performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000	10,000
6/16	10,117	10,017	10,399	9,793
6/17	11,147	10,937	12,260	11,580
6/18	11,025	10,709	14,022	13,037
6/19	11,435	10,829	15,483	14,229
6/20	11,062	10,371	16,646	15,295
6/21	15,974	14,873	23,436	21,456
6/22	13,111	12,085	20,947	18,323
6/23	14,922	13,633	25,051	21,854
6/24	16,352	14,803	31,203	25,272
6/25	18,477	16,580	35,934	28,927

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class C	8.00%	13.00%	10.81%	6.27%
The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	7.00%	12.00%	10.81%	6.27%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI ACWI SRI Index	7.72%	14.55%	13.59%	11.20%

Fund Statistics

  Total Net Assets$21,809,773
  Number of Portfolio Holdings123
  Portfolio Turnover Rate11%
  Management Fees$(41,197)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class C - SRICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRICX-25-SATSR

The Gabelli SRI Fund, Inc.

Class I - SRIDX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli SRI Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index and the MSCI ACWI SRI Index. As the United States appeared to backtrack from imposing the most severe tariffs and the economic outlook improved, cyclically sensitive Industrial and Financial Services stocks drove performance. Conversely, more stable Consumer Staples stocks were a drag on performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000
6/16	10,216	10,399	9,793
6/17	11,377	12,260	11,580
6/18	11,361	14,022	13,037
6/19	11,824	15,483	14,229
6/20	11,493	16,646	15,295
6/21	16,599	23,436	21,456
6/22	13,632	20,947	18,323
6/23	15,505	25,051	21,854
6/24	16,992	31,203	25,272
6/25	19,195	35,934	28,927

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class I	8.02%	12.97%	10.80%	6.74%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI ACWI SRI Index	7.72%	14.55%	13.59%	11.20%

Fund Statistics

  Total Net Assets$21,809,773
  Number of Portfolio Holdings123
  Portfolio Turnover Rate11%
  Management Fees$(41,197)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class I - SRIDX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIDX-25-SATSR

The Gabelli SRI Fund, Inc.

Class A - SRIAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli SRI Fund outperformed its broad-based and comparative benchmarks, the S&P 500 Index and the MSCI ACWI SRI Index. As the United States appeared to backtrack from imposing the most severe tariffs and the economic outlook improved, cyclically sensitive Industrial and Financial Services stocks drove performance. Conversely, more stable Consumer Staples stocks were a drag on performance.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000	10,000
6/16	10,199	9,613	10,399	9,793
6/17	11,323	10,058	12,260	11,580
6/18	11,276	9,441	14,022	13,037
6/19	11,627	9,640	15,483	14,229
6/20	11,282	8,816	16,646	15,295
6/21	16,294	12,001	23,436	21,456
6/22	13,377	9,286	20,947	18,323
6/23	15,222	9,959	25,051	21,854
6/24	16,672	10,280	31,203	25,272
6/25	18,843	10,951	35,934	28,927

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class A	8.01%	13.02%	10.80%	6.62%
The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	1.80%	6.52%	9.50%	5.99%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
MSCI ACWI SRI Index	7.72%	14.55%	13.59%	11.20%

Fund Statistics

  Total Net Assets$21,809,773
  Number of Portfolio Holdings123
  Portfolio Turnover Rate11%
  Management Fees$(41,197)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Class A - SRIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIAX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli SRI Fund, Inc.

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Christopher J. Marangi	Kevin V. Dreyer	Ian Lapey	Melody Prenner Bryant
Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of the Gabelli SRI Fund was 8.0% compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli SRI Fund, Inc.

Financial Services	31.8%
Machinery	6.9%
Food	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Automotive	3.6%
Building and Construction	3.6%
Semiconductors	3.1%
Health Care	3.1%
Equipment and Supplies	2.7%
Diversified Industrial	2.6%
Energy and Utilities	2.4%
Business Services	2.2%
Consumer Services	2.2%
U.S. Government Obligations	2.1%
Retail	1.5%
Cable and Satellite	1.3%
Computer Hardware	1.2%
Broadcasting	1.1%
Automotive: Parts and Accessories	1.1%
Specialty Chemicals	0.8%
Beverage	0.4%
Real Estate Investment Trust	0.3%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Fund, Inc.

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.8%
	Automotive — 3.6%
7,191	Daimler Truck Holding AG	$184,830	$340,265
2,765	Mercedes-Benz Group AG	134,374	161,842
1,700	Toyota Motor Corp., ADR	202,219	292,842
		521,423	794,949
	Automotive: Parts and Accessories — 1.1%
4,000	Dana Inc.	49,993	68,600
1,390	Genuine Parts Co.	185,821	168,621
		235,814	237,221
	Beverage — 0.4%
1,205	The Coca-Cola Co.	57,312	85,254

	Broadcasting — 1.1%
15,000	TEGNA Inc.	239,213	251,400

	Building and Construction — 3.6%
1,500	Arcosa Inc.	122,100	130,065
10,800	Canfor Corp.†	118,098	112,144
690	Cavco Industries Inc.†	131,581	299,757
1,500	Champion Homes Inc.†	93,570	93,915
1,000	Johnson Controls International plc	26,433	105,620
470	Lennar Corp., Cl. A	80,902	51,986
		572,684	793,487
	Business Services — 2.2%
270	Aon plc, Cl. A	87,199	96,325
30,000	Havas NV	54,990	51,524
150	Mastercard Inc., Cl. A	55,800	84,291
500	UL Solutions Inc., Cl. A	14,000	36,430
600	Visa Inc., Cl. A	128,129	213,030
		340,118	481,600
	Cable and Satellite — 1.3%
7,750	Comcast Corp., Cl. A	150,671	276,597

	Computer Hardware — 1.2%
565	Apple Inc.	105,666	115,921
490	International Business Machines Corp.	59,019	144,442
		164,685	260,363
	Computer Software and Services — 4.4%
55	Adobe Inc.†	23,898	21,278
1,160	Alphabet Inc., Cl. A	64,760	204,427
1,485	Cisco Systems Inc.	64,040	103,029
1,800	Dassault Systemes SE	66,750	65,157
200	Manhattan Associates Inc.†	36,455	39,494
365	Microsoft Corp.	43,781	181,555
513	Oracle Corp.	55,080	112,157
390	Palo Alto Networks Inc.†	56,127	79,810
285	Salesforce Inc.	61,984	77,717
Shares		Cost	Market Value
330	Snowflake Inc., Cl. A†	$40,278	$73,844
		513,153	958,468
	Consumer Products — 6.6%
3,000	Church & Dwight Co. Inc.	277,886	288,330
5,000	Edgewell Personal Care Co.	204,292	117,050
27,575	Sony Group Corp., ADR	128,819	717,777
4,800	Spectrum Brands Holdings Inc.	386,674	254,400
980	Unilever plc, ADR	58,614	59,947
		1,056,285	1,437,504
	Consumer Services — 2.2%
515	Amazon.com Inc.†	92,554	112,986
4,000	API Group Corp.†	147,615	204,200
7,000	Resideo Technologies Inc.†	64,629	154,420
		304,798	471,606
	Diversified Industrial — 2.6%
6,800	ABB Ltd., ADR	152,087	405,756
245	Eaton Corp. plc	38,403	87,462
500	Flex Ltd.†	6,356	24,960
630	Rubrik Inc., Cl. A†	55,771	56,442
		252,617	574,620
	Energy and Utilities — 2.4%
5,500	NextEra Energy Inc.	211,561	381,810
1,350	RWE AG	50,929	56,342
1,270	Sempra	95,254	96,228
		357,744	534,380
	Entertainment — 3.7%
7,000	Atlanta Braves Holdings Inc., Cl. C†	249,941	327,390
1,400	Madison Square Garden Sports Corp.†	232,297	292,530
735	The Walt Disney Co.	81,813	91,147
25,000	Vivendi SE	127,268	86,256
		691,319	797,323
	Environmental Services — 4.3%
650	Ecolab Inc.	99,268	175,136
2,000	Waste Connections Inc.	58,597	373,440
1,665	Waste Management Inc.	274,862	380,985
		432,727	929,561
	Equipment and Supplies — 2.7%
900	Federal Signal Corp.	74,655	95,778
325	FedEx Corp.	84,013	73,876
10,000	Mueller Water Products Inc., Cl. A	32,735	240,400
130	Parker-Hannifin Corp.	26,436	90,801
250	Valmont Industries Inc.	51,295	81,642
		269,134	582,497

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services — 31.8%
22,730	Aegon Ltd.	$96,796	$164,611
3,585	Ally Financial Inc.	95,600	139,636
1,800	American Express Co.	158,001	574,164
1,800	Axis Capital Holdings Ltd.	96,801	186,876
21,200	Banco Bilbao Vizcaya Argentaria SA	111,664	326,017
12,000	Barclays plc	22,777	55,559
1,610	Capital One Financial Corp.	188,583	342,544
345	Chubb Ltd.	96,973	99,953
3,800	Citigroup Inc.	189,255	323,456
8,250	Commerzbank AG	49,492	260,250
730	CoStar Group Inc.†	57,662	58,692
4,296	Credit Agricole SA	45,820	81,297
42,100	Daiwa Securities Group Inc.	206,712	299,514
346	Diamond Hill Investment Group Inc.	54,001	50,277
3,800	First American Financial Corp.	211,519	233,282
160	First Citizens BancShares Inc., Cl. A	231,642	313,035
3,717	Flushing Financial Corp.	44,352	44,158
14,700	ING Groep NV	110,442	322,525
3,875	ING Groep NV, ADR	62,077	84,746
555	Intercontinental Exchange Inc.	66,362	101,826
2,050	Janus Henderson Group plc	55,699	79,622
1,680	KKR & Co. Inc.	210,680	223,490
2,300	Moelis & Co., Cl. A	78,924	143,336
435	Morgan Stanley	33,331	61,274
1,200	Nasdaq Inc.	93,119	107,304
20,400	NatWest Group plc	58,511	143,203
3,226	NN Group NV	125,327	214,400
1,500	PayPal Holdings Inc.†	77,607	111,480
955	S&P Global Inc.	312,069	503,562
2,950	Shinhan Financial Group Co. Ltd., ADR	79,487	133,281
18,500	Standard Chartered plc	113,493	306,506
2,750	State Street Corp.	148,280	292,435
2,450	The Bank of New York Mellon Corp.	101,967	223,219
1,295	The Charles Schwab Corp.	83,815	118,156
5,725	TrustCo Bank Corp. NY	174,474	191,330
500	Webster Financial Corp.	27,666	27,300
		3,970,980	6,942,316
	Food — 6.9%
8,300	BellRing Brands Inc.†	364,603	480,819
4,500	Mondelēz International Inc., Cl. A	127,449	303,480
4,385	Nestlé SA	250,810	435,654
Shares		Cost	Market Value
5,000	The Campbell’s Company	$222,459	$153,250
4,000	The Simply Good Foods Co.†	141,520	126,360
		1,106,841	1,499,563
	Health Care — 3.1%
85	Eli Lilly & Co.	54,187	66,260
180	HCA Healthcare Inc.	38,376	68,958
2,000	Henry Schein Inc.†	117,234	146,100
715	Merck & Co. Inc.	56,002	56,599
133	Regeneron Pharmaceuticals Inc.	103,386	69,825
1,245	Solventum Corp.†	78,684	94,421
310	The Cigna Group	52,693	102,480
155	Vertex Pharmaceuticals Inc.†	36,692	69,006
		537,254	673,649
	Machinery — 6.9%
250	Caterpillar Inc.	50,643	97,053
48,200	CNH Industrial NV	375,971	624,672
6,020	Xylem Inc.	112,972	778,747
		539,586	1,500,472
	Real Estate Investment Trust — 0.3%
540	Prologis Inc.	61,267	56,765

	Retail — 1.5%
1,175	Lowe’s Companies Inc.	119,744	260,697
485	The TJX Companies Inc.	58,983	59,893
		178,727	320,590
	Semiconductors — 3.1%
565	Advanced Micro Devices Inc.†	63,735	80,173
355	Broadcom Inc.	15,176	97,856
1,100	Infineon Technologies AG	41,996	46,796
600	Lam Research Corp.	45,251	58,404
762	NVIDIA Corp.	4,384	120,388
1,332	Texas Instruments Inc.	267,341	276,550
		437,883	680,167
	Specialty Chemicals — 0.8%
375	Air Products and Chemicals Inc.	102,318	105,773
1,090	DuPont de Nemours Inc.	87,458	74,763
		189,776	180,536
	TOTAL COMMON STOCKS	13,182,011	21,320,888

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$465,000	U.S. Treasury Bills, 4.264% to 4.330%††, 08/21/25 to 09/11/25	$461,452	$461,452

	TOTAL INVESTMENTS — 99.9%	$13,643,463	21,782,340

	Other Assets and Liabilities (Net) — 0.1%		27,433

	NET ASSETS — 100.0%		$21,809,773

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $13,643,463)	$21,782,340
Cash	43,818
Receivable for investments sold	47,499
Receivable for Fund shares sold	590
Receivable from Adviser	23,649
Dividends and interest receivable	77,967
Prepaid expenses	17,282
Total Assets	21,993,145
Liabilities:
Payable for investments purchased	83,087
Payable for Fund shares redeemed	125
Payable for investment advisory fees	17,654
Payable for distribution fees	2,607
Payable for payroll expenses	704
Payable for legal and audit fees	32,192
Payable for shareholder communications	27,694
Other accrued expenses	19,309
Total Liabilities	183,372
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,591,566 shares outstanding)	$21,809,773

Net Assets Consist of:
Paid-in capital	$11,807,760
Total distributable earnings	10,002,013
Net Assets	$21,809,773

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,395,925 ÷ 399,362 shares outstanding)	$13.51
Class A:
Net Asset Value and redemption price per share ($7,046,310 ÷ 522,208 shares outstanding)	$13.49
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.31
Class C:
Net Asset Value and redemption price per share ($106,606 ÷ 9,081 shares outstanding)	$11.74
Class I:
Net Asset Value, offering, and redemption price per share ($9,260,932 ÷ 660,915 shares outstanding)	$14.01

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $20,247)	$264,430
Interest	11,239
Total Investment Income	275,669
Expenses:
Investment advisory fees	108,722
Distribution fees - Class AAA	6,734
Distribution fees - Class A	8,756
Distribution fees - Class C	672
Legal and audit fees	36,580
Shareholder communications expenses	27,853
Registration expenses	26,267
Custodian fees	9,488
Shareholder services fees	9,193
Directors’ fees	6,500
Payroll expenses	1,062
Miscellaneous expenses	6,769
Total Expenses	248,596
Less:
Expense reimbursements by Adviser (See Note 3)	(149,919)
Expenses paid indirectly by broker (See Note 6)	(827)
Total credits and reimbursements	(150,746)
Net Expenses	97,850
Net Investment Income	177,819

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,033,881
Net realized loss on foreign currency transactions	(377)
Net realized gain on investments and foreign currency transactions	1,033,504
Net change in unrealized appreciation/depreciation:
on investments	451,213
on foreign currency translations	6,979
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	458,192
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,491,696
Net Increase in Net Assets Resulting from Operations	$1,669,515

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	For the Period April 1, 2024 to December 31, 2024	Fiscal Year Ended March 31, 2024
Operations:
Net investment income	$177,819	$174,251	$336,952
Net realized gain on investments and foreign currency transactions	1,033,504	1,566,016	1,999,971
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	458,192	(963,377)	1,148,709
Net Increase in Net Assets Resulting from Operations	1,669,515	776,890	3,485,632

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(594,214)	(269,758)
Class A	—	(788,203)	(277,473)
Class C	—	(21,917)	(26,127)
Class I	—	(1,017,946)	(350,754)
Total Distributions to Shareholders	—	(2,422,280)	(924,112)

Capital Share Transactions:
Class AAA	(678,764)	(199,794)	(2,253,323)
Class A	(630,214)	64,535	(661,024)
Class C	(88,880)	(427,445)	(231,021)
Class I	(1,242,281)	432,892	(1,689,552)
Net Decrease in Net Assets from Capital Share Transactions	(2,640,139)	(129,812)	(4,834,920)

Net Decrease in Net Assets	(970,624)	(1,775,202)	(2,273,400)

Net Assets:
Beginning of year	22,780,397	24,555,599	26,828,999
End of period	$21,809,773	$22,780,397	$24,555,599

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31*	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2025(c)	$12.51	$0.10		$0.90	$1.00	$—	$—	$—	$0.00	(d)	$13.51	7.99%	$5,396	1.64	%(e)	2.39	%(e)	0.90	%(e)	11%
2024(f)	13.45	0.10		0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.51	3.25	5,662	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.11	0.17		1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13		(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(g)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(d)	10.40	(13.50)	7,530	1.13	(g)	1.92		1.14		18
Class A
2025(c)	$12.49	$0.10		$0.90	$1.00	$—	$—	$—	$0.00	(d)	$13.49	8.01%	$7,046	1.64	%(e)	2.39	%(e)	0.90	%(e)	11%
2024(f)	13.43	0.10		0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.49	3.24	7,142	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.10	0.16		1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13		(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(g)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(d)	10.39	(13.51)	7,455	1.11	(g)	1.92		1.13		18
Class C
2025(c)	$10.87	$0.08		$0.79	$0.87	$—	$—	$—	$0.00	(d)	$11.74	8.00%	$107	1.48	%(e)	3.13	%(e)	0.90	%(e)	11%
2024(f)	11.71	0.11		0.33	0.44	(0.20)	(1.08)	(1.28)	—		10.87	3.29	186	1.26	(e)	3.33	(e)	0.90	(e)	23
2024	10.57	0.15		1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12		(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(g)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(d)	9.35	(13.93)	4,022	0.60	(g)	2.67		1.68		18
Class I
2025(c)	$12.97	$0.11		$0.93	$1.04	$—	$—	$—	$0.00	(d)	$14.01	8.02%	$9,261	1.63	%(e)	2.14	%(e)	0.90	%(e)	11%
2024(f)	13.94	0.10		0.42	0.52	(0.20)	(1.29)	(1.49)	—		12.97	3.23	9,790	0.97	(e)	2.32	(e)	0.90	(e)	23
2024	12.55	0.17		1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14		(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(g)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(d)	10.70	(13.32)	9,995	1.30	(g)	1.67		0.97		18

*	For 2020 through March 31, 2024 the Fund had a fiscal year end of March 31. In August 2024 the Fund changed fiscal year ends from March to December. The current period is for the period April 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended June 30, 2025, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	For the period April 1, 2024 to December 31, 2024.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), for the fiscal year ended March 31, 2020.

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli SRI Fund, Inc. (the Fund) was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007. On August 21, 2024, the Board of Directors (the Board) approved a change of the fiscal year end of the Fund from March 31 to December 31, effective as of December 31, 2024.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$21,320,888	—	$21,320,888
U.S. Government Obligations	—	$461,452	461,452
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,320,888	$461,452	$21,782,340

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2025, the Fund did not invest in Acquired Funds.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the period ended December 31, 2024 and fiscal year ended March 31, 2024 was as follows:

	Period Ended December 31 2024 (Unaudited)	Fiscal Year Ended March 31, 2024
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$362,062	$319,588
Net long term capital gains	2,060,218	604,524
Total distributions paid	$2,422,280	$924,112

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$13,687,012	$8,608,720	$(513,392)	$8,095,328

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest,

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

taxes, and extraordinary expenses) until at least April 30, 2026 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2025, the Adviser reimbursed the Fund in the amount of $149,919. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,270,951:

For the twelve months ended December 31, 2022 expiring December 31, 2025	$332,433
For the twelve months ended December 31, 2023 expiring December 31, 2026	368,830
For the twelve months ended December 31, 2024 expiring December 31, 2027	419,769
For the six months ended June 30, 2025 expiring December 31, 2028	149,919
$1,270,951

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $2,276,128 and $4,540,210, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $550 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $25 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $827.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement for the six months ended June 30, 2025.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Effective January 27, 2020, the Fund’s Class AAA, Class A, and Class C Shares were “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A Shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I Shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I Shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I Shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025, period ended December 31, 2024, and the fiscal year ended March 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		For the Period April 1, 2024 to December 31, 2024		Fiscal Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,166	$27,856	3,625	$48,798	4,234	$52,005
Shares issued upon reinvestment of distributions	–	–	44,596	585,993	22,857	266,284
Shares redeemed	(55,333)	(706,620)	(61,584)	(834,585)	(206,658)	(2,571,612)
Net decrease	(53,167)	$(678,764)	(13,363)	$(199,794)	(179,567)	$(2,253,323)
Class A
Shares sold	6,621	$84,555	37,175	$498,447	21,195	$261,381
Shares issued upon reinvestment of distributions	–	–	55,600	729,477	22,122	257,281
Shares redeemed	(56,071)	(714,769)	(88,523)	(1,163,389)	(96,448)	(1,179,686)
Net Increase/(decrease)	(49,450)	$(630,214)	4,252	$64,535	(53,131)	$(661,024)
Class C
Shares issued upon reinvestment of distributions	–	$–	1,921	$21,917	2,577	$26,127
Shares redeemed	(8,054)	(88,880)	(38,341)	(449,362)	(23,934)	(257,148)
Net decrease	(8,054)	$(88,880)	(36,420)	$(427,445)	(21,407)	$(231,021)
Class I
Shares sold	4,364	$57,400	34,426	$459,609	32,462	$419,857
Shares issued upon reinvestment of distributions	–	–	73,311	998,505	28,437	343,230
Shares redeemed	(97,986)	(1,299,681)	(73,694)	(1,025,222)	(193,918)	(2,452,639)
Net Increase/(decrease)	(93,622)	$(1,242,281)	34,043	$432,892	(133,019)	$(1,689,552)

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,
Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial and
Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor
and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q225SAR

GABELLI
FUNDS

GABELLI SRI FUND, INC.

Semiannual Report
June 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended December 31*	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2025(c)	$12.51	$0.10		$0.90	$1.00	$—	$—	$—	$0.00	(d)	$13.51	7.99%	$5,396	1.64	%(e)	2.39	%(e)	0.90	%(e)	11%
2024(f)	13.45	0.10		0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.51	3.25	5,662	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.11	0.17		1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13		(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(g)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(d)	10.40	(13.50)	7,530	1.13	(g)	1.92		1.14		18
Class A
2025(c)	$12.49	$0.10		$0.90	$1.00	$—	$—	$—	$0.00	(d)	$13.49	8.01%	$7,046	1.64	%(e)	2.39	%(e)	0.90	%(e)	11%
2024(f)	13.43	0.10		0.40	0.50	(0.20)	(1.24)	(1.44)	—		12.49	3.24	7,142	0.96	(e)	2.57	(e)	0.90	(e)	23
2024	12.10	0.16		1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13		(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(g)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(d)	10.39	(13.51)	7,455	1.11	(g)	1.92		1.13		18
Class C
2025(c)	$10.87	$0.08		$0.79	$0.87	$—	$—	$—	$0.00	(d)	$11.74	8.00%	$107	1.48	%(e)	3.13	%(e)	0.90	%(e)	11%
2024(f)	11.71	0.11		0.33	0.44	(0.20)	(1.08)	(1.28)	—		10.87	3.29	186	1.26	(e)	3.33	(e)	0.90	(e)	23
2024	10.57	0.15		1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12		(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(g)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(d)	9.35	(13.93)	4,022	0.60	(g)	2.67		1.68		18
Class I
2025(c)	$12.97	$0.11		$0.93	$1.04	$—	$—	$—	$0.00	(d)	$14.01	8.02%	$9,261	1.63	%(e)	2.14	%(e)	0.90	%(e)	11%
2024(f)	13.94	0.10		0.42	0.52	(0.20)	(1.29)	(1.49)	—		12.97	3.23	9,790	0.97	(e)	2.32	(e)	0.90	(e)	23
2024	12.55	0.17		1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14		(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(g)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(d)	10.70	(13.32)	9,995	1.30	(g)	1.67		0.97		18

*	For 2020 through March 31, 2024 the Fund had a fiscal year end of March 31. In August 2024 the Fund changed fiscal year ends from March to December. The current period is for the period April 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended June 30, 2025, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	For the period April 1, 2024 to December 31, 2024.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), for the fiscal year ended March 31, 2020.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$1,500
William F. Heitmann	$2,500
Anthonie C. van Ekris	$2,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2025, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

1)	The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser provided services to shareholders of the Fund who had invested through various programs offered by certain third party financial intermediaries. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2)	The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2024) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the “Adviser Performance Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group,” and together with the Adviser Performance Peer Group, the “Performance Peer Groups”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Board Members considered the Fund’s one-, three-, five-, and ten-year average annual returns for the periods ended December 31, 2024, but noted that generally they placed greater emphasis on the Fund’s longer term performance; however, they also noted that the shift in investment strategy away from “green” investing will make the long term performance less relevant in this case. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund against the Adviser Performance Peer Group, the Board Members noted that the Fund’s performance was at the median for the one-year period, and below the median for the three-, five-, and ten-year periods. In reviewing the performance of the Fund against the Broadridge Performance Peer Group, the Board Members noted that the Fund’s performance was in the fourth quintile for the one-year period and in the fifth quintile for the three-, five-, and ten-year periods. The Board also noted that performance was better more recently than in the longer-term periods, noting that the older performance occurred during the prior period when the Fund was focused on a different strategy that included “green” investing. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against an Adviser expense peer group (the “Adviser Expense Peer Group”) and against an expense peer group prepared by Broadridge (the “Broadridge Expense Peer Group,” and together with the Adviser Expense Peer Group, the “Expense Peer Groups”). The Board Members also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Groups. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In particular, the Board Members noted that the Fund’s contractual management fee and total expense ratio were higher than the medians when compared to those of the Expense Peer Groups.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same as or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed pro forma Income Statements of the Adviser for the year ended December 31, 2024. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event of significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.